Allianz Life Insurance Company of North America
5701 Golden Hills Drive
Minneapolis, MN  55416
(763) 765-7330

April 28, 2006

VIA EDGAR

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Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
450 Fifth Street N.W.
Washington, D.C.  20549

Re:      Allianz Variable Insurance Products Trust
         File Nos. 333-83423 and 811-09491

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Dear Sir/Madam:

Pursuant to Securities Act Rule 497(j), I hereby certify that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) does not differ from that contained in the most recent Post-effective Amendment, which Amendment has been filed electronically.

If you have any questions or comments, please feel free to contact the undersigned.

Sincerely,

Allianz Variable Insurance Products Trust


By: /s/ H. Bernt von Ohlen
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        H. Bernt von Ohlen
        Senior Counsel